Consolidated Cash Flow Statement (Parenthetical) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Statement of cash flows [abstract]
Cash consideration received on sale of subsidiaries	£ 348	[1],[2]
Carrying value of assets and liabilities	£ 348

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.
[2]	In 2018, the Santander UK group sold a number of subsidiaries for a cash consideration of £348m, which equalled the carrying amount of the net assets disposed of.